Pioneer International Equity Fund
Schedule of Investments  |  February 29, 2024

A: PIIFX	C: PCITX	K: PIEKX	Y: INVYX

Schedule of Investments  |  2/29/24
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.7%
	Common Stocks — 96.9% of Net Assets
	Aerospace & Defense — 2.6%
351,539	Hensoldt AG	$ 12,803,143
	Total Aerospace & Defense	$12,803,143

	Automobile Components — 1.7%
192,600	Bridgestone Corp.	$ 8,296,955
	Total Automobile Components	$8,296,955

	Automobiles — 2.6%
558,300	Subaru Corp.	$ 12,715,391
	Total Automobiles	$12,715,391

	Banks — 16.3%
966,208	ABN AMRO Bank NV (C.V.A.) (144A)	$ 15,514,625
883,171	FinecoBank Banca Fineco S.p.A.	12,218,867
520,553	Grupo Financiero Banorte S.A.B de CV, Class O	5,381,982
431,910	KB Financial Group, Inc.	20,442,201
314,500	Kyoto Financial Group, Inc.	5,491,822
209,400	Sumitomo Mitsui Financial Group, Inc.	11,661,805
301,669	UniCredit S.p.A.	10,088,023
	Total Banks	$80,799,325

	Biotechnology — 0.3%
15,659(a)	BioNTech SE (A.D.R.)	$ 1,393,025
	Total Biotechnology	$1,393,025

	Broadline Retail — 2.0%
1,075,300	Alibaba Group Holding, Ltd.	$ 9,973,847
	Total Broadline Retail	$9,973,847

	Capital Markets — 6.0%
159,196	Euronext NV (144A)	$ 14,675,646
535,604	UBS Group AG	15,281,387
	Total Capital Markets	$29,957,033

	Construction Materials — 5.4%
293,612	CRH Plc	$ 24,387,105
30,975	Holcim AG	2,526,918
	Total Construction Materials	$26,914,023

	Consumer Staples Distribution & Retail — 4.4%
53,053(a)	Dino Polska S.A. (144A)	$ 6,176,991
1Pioneer International Equity Fund | 2/29/24

Shares		Value
	Consumer Staples Distribution & Retail — (continued)
21,796+#	Magnit PJSC	$ 90,989
1,029,000	Seven & i Holdings Co., Ltd.	15,322,830
	Total Consumer Staples Distribution & Retail	$21,590,810

	Diversified Telecommunication Services — 2.4%
493,001	Deutsche Telekom AG	$ 11,718,195
	Total Diversified Telecommunication Services	$11,718,195

	Electrical Equipment — 4.5%
143,200	Fuji Electric Co., Ltd.	$ 8,715,762
437,000	Mitsubishi Electric Corp.	6,912,039
28,998	Schneider Electric SE	6,582,287
	Total Electrical Equipment	$22,210,088

	Financial Services — 0.8%
525,774(a)	Nexi S.p.A. (144A)	$ 3,855,598
	Total Financial Services	$3,855,598

	Health Care Equipment & Supplies — 5.3%
81,900	Hoya Corp.	$ 10,683,020
695,300	Olympus Corp.	9,894,152
443,020	Smith & Nephew Plc	5,854,612
	Total Health Care Equipment & Supplies	$26,431,784

	Household Durables — 6.0%
826,330	Ariston Holding NV	$ 4,906,169
431,900	Panasonic Holdings Corp.	4,070,930
585,609	Persimmon Plc	10,091,866
122,700	Sony Group Corp.	10,548,733
	Total Household Durables	$29,617,698

	Household Products — 1.4%
114,189	Reckitt Benckiser Group Plc	$ 7,205,777
	Total Household Products	$7,205,777

	Independent Power and Renewable Electricity Producers — 2.0%
297,589	RWE AG	$ 9,973,990
	Total Independent Power and Renewable Electricity Producers	$9,973,990

	Industrial Conglomerates — 1.7%
30,990	Siemens AG	$ 6,129,204
44,784(a)	SK Square Co., Ltd.	2,355,785
	Total Industrial Conglomerates	$8,484,989

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Schedule of Investments  |  2/29/24
(unaudited) (continued)
Shares		Value
	Insurance — 1.7%
601,063	Hiscox, Ltd.	$ 8,611,207
	Total Insurance	$8,611,207

	Life Sciences Tools & Services — 1.7%
15,812	Lonza Group AG	$ 8,275,683
	Total Life Sciences Tools & Services	$8,275,683

	Metals & Mining — 3.3%
578,900	Barrick Gold Corp.	$ 8,441,536
201,712	Teck Resources, Ltd., Class B	7,749,775
	Total Metals & Mining	$16,191,311

	Oil, Gas & Consumable Fuels — 4.0%
407,700	Inpex Corp.	$ 5,459,797
396,947+#	Rosneft Oil Co. PJSC	125,266
226,580	Shell Plc (A.D.R.)	14,236,021
	Total Oil, Gas & Consumable Fuels	$19,821,084

	Pharmaceuticals — 5.3%
70,262	Merck KGaA	$ 11,987,706
150,375	Sanofi S.A.	14,287,120
	Total Pharmaceuticals	$26,274,826

	Professional Services — 3.4%
388,690	RELX Plc	$ 17,046,273
	Total Professional Services	$17,046,273

	Semiconductors & Semiconductor Equipment — 6.4%
87,645(a)	Advanced Micro Devices, Inc.	$ 16,874,292
105,027	Infineon Technologies AG	3,759,608
14,400	Sanken Electric Co., Ltd.	727,339
473,000	Taiwan Semiconductor Manufacturing Co., Ltd.	10,286,558
	Total Semiconductors & Semiconductor Equipment	$31,647,797

	Technology Hardware, Storage & Peripherals — 1.9%
172,297	Samsung Electronics Co., Ltd.	$ 9,458,082
	Total Technology Hardware, Storage & Peripherals	$9,458,082

	Textiles, Apparel & Luxury Goods — 1.6%
8,900	LVMH Moet Hennessy Louis Vuitton SE	$ 8,151,234
	Total Textiles, Apparel & Luxury Goods	$8,151,234

3Pioneer International Equity Fund | 2/29/24

Shares		Value
	Trading Companies & Distributors — 2.2%
142,004(a)	AerCap Holdings NV	$ 10,959,869
	Total Trading Companies & Distributors	$10,959,869

	Total Common Stocks (Cost $420,067,666)	$480,379,037

	SHORT TERM INVESTMENTS — 2.8% of Net Assets
	Open-End Fund — 2.8%
13,863,860(b)	Dreyfus Government Cash Management, Institutional Shares, 5.21%	$ 13,863,860
		$13,863,860

	TOTAL SHORT TERM INVESTMENTS (Cost $13,863,860)	$13,863,860

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.7% (Cost $433,931,526)	$494,242,897
	OTHER ASSETS AND LIABILITIES — 0.3%	$1,700,635
	net assets — 100.0%	$495,943,532

(A.D.R.)	American Depositary Receipts.
(C.V.A.)	Certificaaten van aandelen (Share Certificates).
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At February 29, 2024, the value of these securities amounted to $40,222,860, or 8.1% of net assets.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at February 29, 2024.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Magnit PJSC	7/23/2020	$1,482,582	$90,989
Rosneft Oil Co. PJSC	6/23/2021	3,131,033	125,266
Total Restricted Securities			$216,255
% of Net assets			0.0%†
†	Amount rounds to less than 0.1%.
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Schedule of Investments  |  2/29/24
(unaudited) (continued)
Distribution of investments by country of domicile (excluding short-term investments) as a percentage of total investments in securities, is as follows:
Japan	23.0%
Germany	12.0%
United Kingdom	11.3%
Ireland	7.4%
South Korea	6.7%
Italy	6.5%
Netherlands	6.3%
France	6.0%
Switzerland	5.4%
United States	3.5%
Canada	3.4%
Taiwan	2.1%
China	2.1%
Bermuda	1.8%
Poland	1.3%
Mexico	1.1%
Other (individually less than 1%)	0.1%
100.0%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized (Depreciation)
USD	9,870,726	CNY	69,865,000	JPMorgan Chase Bank NA	8/22/24	$(3,632)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(3,632)
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
CNY	— China Yuan Renminbi
USD	— United States Dollar
5Pioneer International Equity Fund | 2/29/24

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Banks	$5,381,982	$75,417,343	$—	$80,799,325
Biotechnology	1,393,025	—	—	1,393,025
Consumer Staples Distribution & Retail	—	21,499,821	90,989	21,590,810
Metals & Mining	7,749,775	8,441,536	—	16,191,311
Oil, Gas & Consumable Fuels	14,236,021	5,459,797	125,266	19,821,084
Semiconductors & Semiconductor Equipment	16,874,292	14,773,505	—	31,647,797
Trading Companies & Distributors	10,959,869	—	—	10,959,869
All Other Common Stocks	—	297,975,816	—	297,975,816
Open-End Fund	13,863,860	—	—	13,863,860
Total Investments in Securities	$70,458,824	$423,567,818	$216,255	$494,242,897
Other Financial Instruments
Net unrealized depreciation on forward foreign currency exchange contracts	$—	$(3,632)	$—	$(3,632)
Total Other Financial Instruments	$—	$(3,632)	$—	$(3,632)
During the period ended February 29, 2024, there were no transfers in or out of Level 3.
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